Fair Value Measurements (Restated) (Details) - Schedule of model for the private placement warrants - $ / shares		6 Months Ended	8 Months Ended	11 Months Ended
	Jul. 24, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of model for the private placement warrants [Abstract]
Risk-free interest rate	0.34%		0.34%	0.34%
Trading days per year	252 days	252 days	252 days	252 days
Expected volatility	27.00%		27.00%	27.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock Price	$ 10.00	$ 15.58	$ 10.00	$ 10.00